Offerings	Jul. 24, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 9,000,000
Amount of Registration Fee	$ 1,377.90
Offering Note	This estimate is made pursuant to Rule 457(o) of the Securities Act of 1933, as amended, solely for purposes of calculating the registration fee.In the event of a stock split, stock dividend or other similar transaction involving the registrant’s ordinary shares, in order to prevent dilution, the number of ordinary shares registered hereby shall be automatically increased to cover the additional ordinary shares in accordance with Rule 416(a) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase shares of common stock
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Amount of Registration Fee	$ 0
Offering Note	This estimate is made pursuant to Rule 457(o) of the Securities Act of 1933, as amended, solely for purposes of calculating the registration fee.In accordance with Rule 457(g) under the Securities Act, because the Registrant’s common stock underlying the warrants is registered hereby, no separate registration fee is required with respect to the warrants registered hereby.The warrants to purchase shares of common stock are exercisable at a per share exercise price equal to 120% of the offering price. The proposed maximum aggregate offering price of the shares of common stock issuable upon exercise of the warrants was calculated to be $21,600,000, which is equal to 240% of the proposed maximum aggregate offering price in this offering.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying the Warrants
Maximum Aggregate Offering Price	$ 21,600,000
Amount of Registration Fee	$ 3,306.96
Offering Note	This estimate is made pursuant to Rule 457(o) of the Securities Act of 1933, as amended, solely for purposes of calculating the registration fee.In the event of a stock split, stock dividend or other similar transaction involving the registrant’s ordinary shares, in order to prevent dilution, the number of ordinary shares registered hereby shall be automatically increased to cover the additional ordinary shares in accordance with Rule 416(a) under the Securities Act.In accordance with Rule 457(g) under the Securities Act, because the Registrant’s common stock underlying the warrants is registered hereby, no separate registration fee is required with respect to the warrants registered hereby.